Leases (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) [Line Items]
Operating lease costs		$ 73	$ 73	$ 146	$ 146
Lessee, Operating lease, Expiration, Month and year	2026-06
General and Administrative Expense [Member]
Leases (Details) [Line Items]
Operating lease costs						$ 292	$ 158